SCHEDULE OF INVENTORY ALLOWANCE (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Inventory Disclosure [Abstract]
Beginning balance	$ 1,068,914	$ 381,470
Provision	688,689	681,884
Write-off	(919,503)
Foreign currency translation adjustments	19,251	5,560
Ending balance	$ 857,351	$ 1,068,914